Common stock and Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Common stock and Stock-Based Compensation [Abstract]
Summary Of Common Stock Reserved For Issuance
Common stock reserved for issuance as of September 30, 2024 and December 31, 2023, is as follows:

	September 30, 2024		December 31, 2023
Series Seed Shadow Preferred	2,020,309		2,020,309
Series A Shadow Preferred	4,573,935		4,573,935
Series B Shadow Preferred	12,234,661		12,234,661
Series C Shadow Preferred	10,211,548		10,211,548
Series D Shadow Preferred	3,990,707		3,990,707
Series D Exchange Shadow Preferred	239,405		239,405
Series D-1 Shadow Preferred	3,662,318		3,662,318
Series D-2 Shadow Preferred	7,561,820		7,561,820
Warrants outstanding for future issuance of Series D Shadow and Series D-2 Shadow preferred stock	756,172		1,094,667
Warrants outstanding for future issuance of common stock	—		2,063
Pay-to-Play warrants (estimated see Note 8)	764,330		721,086
Convertible Notes warrants – 2023		(a)		( )
Pre-funded warrant (estimated see Note 8)	2,000,000		7,007,582
Pre-funded warrant April 2024 (estimated see Note 8)	4,500,000		—
Stock options and restricted stock units	21,130,207		21,354,809
Stock options available for future issuance	1,036,487		839,706

Total shares of common stock reserved	74,681,899		75,514,616

(a)
The number of warrants shares to be issued upon exercise of the 2023 Convertible Note Warrants is not determinable as of September 30, 2024 and December 31 ,2023 due to the variable settlement terms (see Note 8).

Common stock reserved for issuance as of December 31, 2023 and 2022, is as follows:

	2023		2022
Series Seed Shadow Preferred	2,020,309		868,054
Series A Shadow Preferred	4,573,935		2,378,753
Series B Shadow Preferred	12,234,661		1,716,987
Series C Shadow Preferred	10,211,548		3,091,485
Series D Shadow Preferred	3,990,707		331,145
Series D Exchange Shadow Preferred	239,405		239,405
Series D-1 Shadow Preferred	3,662,318		310,630
Series D-1 Exchange Shadow Preferred	—		—
Series D-2 Shadow Preferred	7,561,820		7,561,820
Warrants outstanding for future issuance of Series D Shadow and Series D-2 Shadow preferred stock	1,094,667		757,717
Warrants outstanding for future issuance of common stock	2,063		35,754
Pay-to-Play warrants (estimated see Note 9)	721,086		726,563
Convertible Notes warrants – 2023		(a)	—
Pre-funded warrant (estimated see Note 9)	7,007,582		—
Stock options and restricted stock units	21,354,809		1,463,753
Stock options available for future issuance	839,706		1,461,660

Total shares of common stock reserved	75,514,616		20,943,726

(a)	The number of warrants shares to be issued upon exercise of the 2023 Convertible Note Warrants is not determinable as of December 31, 2023 due to the variable settlement terms (see Note 9).

Summary Of Option Activity
A summary of option activity for the nine months ended September 30, 2024 is as follows:

	Number of options outstanding	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value (in thousands)
Outstanding options at December 31, 2023	16,437,980	$1.12	9.3	$13,907
Granted	—	—
Exercised	(27,821)	2.87
Expired	(3,250)	0.70
Forfeited	(76,558)	11.17

Outstanding options at September 30, 2024	16,330,351	$1.07	8.6	$7,269

Vested/expected to vest at September 30, 2024	16,330,351	$1.07	8.6	$7,269
Exercisable options at September 30, 2024	6,772,090	$1.94	8.1	$2,684

A summary of option activity as of December 31, 2023 is as follows:

	Number of options outstanding	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value (in thousands)
Outstanding options at December 31, 2021	1,481,845	$8.91	6.4	$17,478
Granted	5,730	20.70
Exercised	(17,666)	7.27
Expired	(75,744)	0.70
Forfeited	(68,321)	15.58

Outstanding options at December 31, 2022	1,325,844	$9.10	5.6	$925
Granted	15,141,280	0.44
Exercised	(1,000)	0.80
Expired	(8,601)	0.80
Forfeited	(19,543)	15.53

Outstanding options at December 31, 2023	16,437,980	$1.12	9.3	$13,907

Vested/expected to vest at December 31, 2023	16,437,980	$1.12	9.3	$13,907
Exercisable options at December 31, 2023	3,285,911	$3.73	7.7	$1,957

Summary Of Company Recorded Stock-Based Compensation Expense For Stock Options
The Company recorded stock-based compensation expense for stock options during the three and nine months ended September 30, 2024 and 2023, as follows (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Research and development	$189	$64	$539	$194
Selling, general and administrative	171	222	503	256

Total	$360	$286	$1,042	$450

The Company recorded stock-based compensation expense for stock options during the years ended December 31, 2023 and 2022, as follows (in thousands):

	2023	2022
Research and development	$372	$487
Selling, general and administrative	2,111	758

Total	$2,483	$1,245

Summary Of The Grant Date Fair Value Of The Company's Stock Options

	2023	2022
Risk-free interest rate	4.44% – 4.46%	1.60% – 3.03%
Expected life, in years	5.00 – 6.01	5.91 – 6.08
Expected volatility	56.74% – 57.56%	55.90% – 57.09%
Dividend yield	—%	—%
Weighted average fair value of common stock	$0.25	$10.62

Summary Of Company's RSU Activity Issued
A summary of the Company’s RSU activity issued under the 2011 Amended Plan, inclusive of the six million RSUs issued to an investor (see Notes 7 and 13), for the nine months ended September 30, 2024 is as follows:

	Awards	Weighted- average grant date fair value (per share)
Nonvested as of December 31, 2023	4,916,829	$1.18
Issued	—	—
Forfeited	(116,973)	$0.84

Nonvested as of September 30, 2024	4,799,856	$1.18

A summary of the Company’s RSU activity issued under the 2011 Amended Plan, inclusive of the six million RSUs issued to an investor (see Notes 8 and 14), for the year ended December 31, 2023 is as follows:

	Awards	Weighted- average grant date fair value (per share)
Nonvested as of January 1, 2022	73,386	$20.70
Issued	78,256	$10.41
Forfeited	(13,733)	$16.46

Nonvested as of December 31, 2022	137,909	$15.28
Issued	10,929,820	$0.60
Exercised	(6,000,000)	$0.44
Forfeited	(150,900)	$1.98

Nonvested as of December 31, 2023	4,916,829	$1.18